Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
AGL Energy Ltd.	2,765,210	$37,682,712
Alumina Ltd.	10,438,458	16,324,878
AMP Ltd.	14,229,575	17,989,361
APA Group	4,975,363	39,933,598
Aristocrat Leisure Ltd.	2,435,222	53,050,340
ASX Ltd.	816,664	46,316,584
Aurizon Holdings Ltd.	8,389,418	34,101,352
AusNet Services	7,699,638	9,813,632
Australia & New Zealand Banking Group Ltd.	12,024,448	221,520,692
Bank of Queensland Ltd.	1,697,744	10,585,431
Bendigo & Adelaide Bank Ltd.	2,089,351	15,330,233
BHP Group Ltd.	12,502,662	309,662,868
BHP Group PLC	8,956,130	189,460,652
BlueScope Steel Ltd.	2,244,678	20,614,459
Boral Ltd.	5,009,782	17,360,993
Brambles Ltd.	6,768,259	55,816,020
Caltex Australia Ltd.	1,059,796	19,911,096
Challenger Ltd.	2,345,244	12,861,418
CIMIC Group Ltd.	417,071	9,485,130
Coca-Cola Amatil Ltd.	2,130,631	14,899,168
Cochlear Ltd.	244,496	35,632,969
Coles Group Ltd.	4,804,095	49,613,626
Commonwealth Bank of Australia	7,513,178	407,160,245
Computershare Ltd.	2,093,261	22,843,693
Crown Resorts Ltd.	1,611,170	13,830,795
CSL Ltd.	1,923,072	339,214,297
Dexus	4,624,626	38,138,053
Flight Centre Travel Group Ltd.	233,442	6,849,745
Fortescue Metals Group Ltd.	5,868,378	36,023,303
Goodman Group	6,929,382	68,697,834
GPT Group (The)	8,187,153	33,561,211
Harvey Norman Holdings Ltd.(a)	2,367,713	6,671,755
Incitec Pivot Ltd.	6,751,524	16,047,547
Insurance Australia Group Ltd.	9,793,239	53,571,598
James Hardie Industries PLC	1,893,300	32,453,202
Lendlease Group	2,374,969	30,581,233
Macquarie Group Ltd.	1,372,407	126,624,024
Magellan Financial Group Ltd.	528,357	17,534,438
Medibank Pvt Ltd.	11,604,976	27,023,942
Mirvac Group	16,516,025	36,525,680
National Australia Bank Ltd.	11,931,977	235,189,545
Newcrest Mining Ltd.	3,261,532	70,332,123
Oil Search Ltd.	5,787,820	28,550,636
Orica Ltd.	1,619,108	25,544,597
Origin Energy Ltd.	7,453,565	40,362,154
QBE Insurance Group Ltd.	5,618,638	48,774,109
Ramsay Health Care Ltd.	686,132	32,375,955
REA Group Ltd.	221,476	16,569,303
Rio Tinto Ltd.	1,575,501	98,644,925
Santos Ltd.	7,514,366	42,037,426
Scentre Group	22,533,470	59,458,589
Seek Ltd.	1,423,632	22,244,802
Sonic Healthcare Ltd.	1,902,831	37,414,671
South32 Ltd.	21,399,623	37,595,343
Stockland	10,331,368	34,806,026
Suncorp Group Ltd.	5,342,823	49,508,620
Sydney Airport	4,659,531	28,185,417
Tabcorp Holdings Ltd.	8,517,492	28,167,008

Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	17,638,342	$42,410,260
TPG Telecom Ltd.	1,579,743	7,117,901
Transurban Group	11,354,392	116,087,520
Treasury Wine Estates Ltd.	3,044,481	36,852,994
Vicinity Centres	13,716,609	25,231,657
Washington H Soul Pattinson & Co. Ltd.	505,474	7,563,911
Wesfarmers Ltd.	4,812,198	131,818,878
Westpac Banking Corp.	14,632,040	284,377,815
Woodside Petroleum Ltd.	3,973,176	88,141,700
Woolworths Group Ltd.	5,342,051	137,352,767
Worley Ltd.	1,431,774	13,474,508

		4,377,510,967

Austria — 0.2%
ANDRITZ AG	308,430	13,860,352
Erste Group Bank AG	1,275,299	45,059,697
OMV AG	621,360	36,269,304
Raiffeisen Bank International AG	618,710	15,220,325
Verbund AG	289,852	15,683,617
voestalpine AG	501,103	12,550,804

		138,644,099

Belgium — 0.9%
Ageas	774,662	44,629,978
Anheuser-Busch InBev SA/NV	3,233,875	259,911,278
Colruyt SA	241,815	13,445,887
Groupe Bruxelles Lambert SA	340,403	34,171,777
KBC Group NV	1,059,739	74,342,925
Proximus SADP	641,295	19,696,645
Solvay SA	316,996	34,481,535
Telenet Group Holding NV(b)	197,844	9,716,304
UCB SA	535,992	43,210,019
Umicore SA	831,157	34,281,570

		567,887,918

Denmark — 1.7%
AP Moller — Maersk A/S, Class A	15,857	19,040,904
AP Moller — Maersk A/S, Class B, NVS	27,651	35,259,609
Carlsberg A/S, Class B	453,379	63,812,708
Chr Hansen Holding A/S	445,904	34,243,957
Coloplast A/S, Class B	503,491	60,699,255
Danske Bank A/S	2,744,437	39,176,965
Demant A/S(b)	479,175	12,652,808
DSV PANALPINA A/S	932,129	90,489,852
Genmab A/S(b)	275,370	60,045,433
H Lundbeck A/S	296,666	10,124,288
ISS A/S	663,119	17,361,366
Novo Nordisk A/S, Class B	7,503,551	409,996,734
Novozymes A/S, Class B	927,607	43,695,449
Orsted A/S(c)	801,797	70,365,003
Pandora A/S	439,016	21,598,045
Tryg A/S	514,714	14,383,026
Vestas Wind Systems A/S	801,963	65,492,767

		1,068,438,169

Finland — 1.1%
Elisa OYJ	609,137	33,279,230
Fortum OYJ	1,881,717	45,954,523
Kone OYJ, Class B	1,442,549	91,799,070
Metso OYJ	449,056	16,973,527
Neste OYJ	1,789,260	64,596,674
Nokia OYJ	23,919,946	87,891,334
Nokian Renkaat OYJ	525,593	15,011,280

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nordea Bank Abp	13,549,452	$99,332,364
Nordea Bank Abp, New	191,971	1,404,115
Orion OYJ, Class B	445,227	19,739,564
Sampo OYJ, Class A	1,879,009	77,018,703
Stora Enso OYJ, Class R	2,458,374	31,883,729
UPM-Kymmene OYJ	2,265,259	73,643,701
Wartsila OYJ Abp	1,892,673	19,979,597

		678,507,411

France — 11.2%
Accor SA	778,084	33,438,051
Aeroports de Paris	125,679	23,892,440
Air Liquide SA	2,005,481	266,476,248
Airbus SE	2,476,775	354,852,127
Alstom SA	809,186	34,982,292
Amundi SA(c)	254,203	18,150,510
Arkema SA	292,878	29,943,325
Atos SE	417,097	32,303,521
AXA SA	8,224,628	217,329,081
BioMerieux	175,310	14,346,138
BNP Paribas SA	4,773,910	249,310,781
Bollore SA	3,688,671	15,967,239
Bouygues SA	942,146	39,942,017
Bureau Veritas SA	1,216,725	31,071,800
Capgemini SE	674,520	75,967,764
Carrefour SA	2,507,909	42,682,729
Casino Guichard Perrachon SA(a)	231,906	12,514,580
Cie. de Saint-Gobain	2,087,814	84,948,509
Cie. Generale des Etablissements Michelin SCA	725,137	88,261,846
CNP Assurances	720,699	14,295,978
Covivio	194,343	22,007,116
Credit Agricole SA	4,858,780	63,340,887
Danone SA	2,620,625	217,406,464
Dassault Aviation SA	10,637	14,774,633
Dassault Systemes SE	557,954	84,688,635
Edenred	1,015,562	53,478,182
Eiffage SA	332,088	35,685,998
Electricite de France SA	2,549,751	26,318,527
Engie SA	7,751,803	129,681,310
EssilorLuxottica SA	1,202,989	183,601,382
Eurazeo SE	171,298	11,944,294
Eurofins Scientific SE(a)	48,419	24,535,287
Eutelsat Communications SA	742,559	14,083,418
Faurecia SE	318,533	14,847,422
Gecina SA	195,132	33,482,126
Getlink SE	1,863,082	31,199,013
Hermes International	134,416	96,725,030
ICADE	125,987	12,340,946
Iliad SA	111,040	11,496,235
Imerys SA	148,597	5,739,384
Ingenico Group SA	253,997	27,130,025
Ipsen SA	160,064	17,053,960
JCDecaux SA	314,986	8,609,651
Kering SA	321,570	183,039,226
Klepierre SA	865,220	32,230,806
Legrand SA	1,132,366	88,407,468
L’Oreal SA	1,072,481	313,247,375
LVMH Moet Hennessy Louis Vuitton SE	1,179,070	503,152,020
Natixis SA	4,014,650	18,412,949
Orange SA	8,467,278	136,407,800
Pernod Ricard SA	901,193	166,396,428

Security	Shares	Value

France (continued)
Peugeot SA	2,496,384	$63,221,594
Publicis Groupe SA	897,042	38,580,278
Remy Cointreau SA	94,678	12,664,745
Renault SA	816,192	41,668,373
Safran SA	1,389,086	219,829,851
Sanofi	4,775,081	440,143,330
Sartorius Stedim Biotech	118,089	17,680,321
Schneider Electric SE	2,334,323	216,833,084
SCOR SE	690,398	29,099,778
SEB SA	95,505	14,501,483
SES SA	1,546,082	29,961,292
Societe BIC SA(a)	105,762	7,345,091
Societe Generale SA	3,257,485	92,490,772
Sodexo SA(a)	374,904	41,240,619
STMicroelectronics NV	2,893,832	65,667,798
Suez	1,450,439	22,614,109
Teleperformance	248,625	56,363,336
Thales SA	451,515	44,147,157
TOTAL SA	10,147,831	533,635,765
Ubisoft Entertainment SA(b)	353,980	20,906,958
Unibail-Rodamco-Westfield	397,219	61,443,802
Unibail-Rodamco-Westfield, New	189,813	29,361,215
Valeo SA	1,015,213	37,761,650
Veolia Environnement SA	2,276,888	59,872,783
Vinci SA	2,165,755	243,072,315
Vivendi SA	3,889,942	108,321,807
Wendel SA	116,624	16,524,177
Worldline SA/France(b)(c)	350,591	21,297,412

		6,848,391,868

Germany — 8.2%
1&1 Drillisch AG(a)	224,383	6,002,986
adidas AG	765,538	236,450,084
Allianz SE, Registered	1,801,474	440,149,593
Aroundtown SA	3,858,861	32,572,693
Axel Springer SE(b)	206,325	14,386,663
BASF SE	3,898,170	296,731,968
Bayer AG, Registered	3,957,899	307,239,694
Bayerische Motoren Werke AG	1,405,230	107,719,804
Beiersdorf AG	427,151	50,585,916
Brenntag AG	654,342	32,850,766
Carl Zeiss Meditec AG, Bearer	172,113	18,769,756
Commerzbank AG	4,240,613	25,372,580
Continental AG	466,871	62,441,284
Covestro AG(c)	736,372	35,367,032
Daimler AG, Registered	3,859,476	225,668,372
Delivery Hero SE(b)(c)	480,468	22,529,526
Deutsche Bank AG, Registered	8,320,810	60,284,558
Deutsche Boerse AG	805,464	124,862,745
Deutsche Lufthansa AG, Registered	1,008,435	17,489,075
Deutsche Post AG, Registered	4,198,345	148,713,380
Deutsche Telekom AG, Registered	14,145,871	248,848,196
Deutsche Wohnen SE	1,512,763	56,909,746
E.ON SE	9,341,814	94,185,422
Evonik Industries AG	791,111	20,873,571
Fraport AG Frankfurt Airport Services Worldwide	176,603	14,765,221
Fresenius Medical Care AG & Co. KGaA	914,810	66,217,066
Fresenius SE & Co. KGaA	1,771,242	93,123,107
GEA Group AG	655,955	20,059,092
Hannover Rueck SE	255,492	45,264,319
HeidelbergCement AG	629,214	46,766,105

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA	440,249	$42,412,015
HOCHTIEF AG	104,855	13,078,536
HUGO BOSS AG	266,174	11,201,225
Infineon Technologies AG	5,305,995	102,871,440
KION Group AG	272,509	18,113,799
Knorr-Bremse AG	206,950	20,892,683
LANXESS AG	367,924	23,930,670
Merck KGaA	547,715	65,322,159
METRO AG	755,116	12,299,706
MTU Aero Engines AG	220,378	58,860,043
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	612,386	170,118,989
Puma SE	352,068	26,493,339
QIAGEN NV(b)	977,736	29,353,744
RTL Group SA	162,843	8,277,153
RWE AG	2,321,378	70,780,510
SAP SE	4,171,174	552,844,431
Siemens AG, Registered	3,246,782	374,470,705
Siemens Healthineers AG(c)	635,113	26,992,752
Symrise AG	545,182	52,478,309
Telefonica Deutschland Holding AG	3,787,345	12,021,131
thyssenkrupp AG(a)	1,717,380	24,515,169
TUI AG	1,888,259	24,678,397
Uniper SE	852,272	26,566,407
United Internet AG, Registered(d)	522,032	15,730,767
Volkswagen AG	137,428	26,049,344
Vonovia SE	2,155,392	114,726,534
Wirecard AG(a)	498,210	63,114,300
Zalando SE(b)(c)	586,034	25,400,486

		4,986,795,063

Hong Kong — 3.6%
AIA Group Ltd.	51,299,800	513,475,804
ASM Pacific Technology Ltd.	1,294,500	18,118,409
Bank of East Asia Ltd. (The)	5,532,440	13,341,046
BeiGene Ltd., ADR(a)(b)	153,206	21,194,518
BOC Hong Kong Holdings Ltd.	15,705,500	54,103,691
Budweiser Brewing Co. APAC Ltd.(b)(c)	5,056,700	18,484,307
CK Asset Holdings Ltd.	10,972,684	76,579,330
CK Hutchison Holdings Ltd.	11,456,684	105,976,191
CK Infrastructure Holdings Ltd.	2,814,792	20,273,168
CLP Holdings Ltd.	6,969,500	72,338,674
Dairy Farm International Holdings Ltd.	1,442,700	8,699,481
Galaxy Entertainment Group Ltd.	9,193,000	63,513,652
Hang Lung Properties Ltd.	8,526,000	18,775,758
Hang Seng Bank Ltd.	3,245,800	67,833,936
Henderson Land Development Co. Ltd.	6,140,764	30,752,005
HK Electric Investments & HK Electric Investments Ltd.	11,250,500	11,225,093
HKT Trust & HKT Ltd.	16,067,440	25,010,241
Hong Kong & China Gas Co. Ltd.	43,099,144	83,694,065
Hong Kong Exchanges & Clearing Ltd.	5,072,600	158,565,268
Hongkong Land Holdings Ltd.	4,920,200	27,061,100
Hysan Development Co. Ltd.	2,634,797	10,404,451
Jardine Matheson Holdings Ltd.	937,900	53,572,848
Jardine Strategic Holdings Ltd.	936,300	30,270,579
Kerry Properties Ltd.	2,717,500	8,806,729
Link REIT	8,952,258	97,601,394
Melco Resorts & Entertainment Ltd., ADR	886,271	19,090,277
MGM China Holdings Ltd.	3,952,000	6,282,700
MTR Corp. Ltd.	6,488,500	37,253,595

Security	Shares	Value

Hong Kong (continued)
New World Development Co. Ltd.	25,952,132	$37,217,802
NWS Holdings Ltd.	6,634,000	9,886,206
PCCW Ltd.	18,020,000	10,714,011
Power Assets Holdings Ltd.	5,888,000	42,031,923
Sands China Ltd.	10,294,000	50,894,076
Shangri-La Asia Ltd.	5,264,666	5,407,270
Sino Land Co. Ltd.	13,314,000	19,942,886
SJM Holdings Ltd.	8,418,000	9,021,933
Sun Hung Kai Properties Ltd.	6,763,500	102,604,099
Swire Pacific Ltd., Class A	2,095,500	19,971,911
Swire Properties Ltd.	4,954,855	15,614,902
Techtronic Industries Co. Ltd.	5,803,033	45,534,599
Vitasoy International Holdings Ltd.(a)	3,202,000	13,032,369
WH Group Ltd.(c)	40,221,500	42,696,567
Wharf Holdings Ltd. (The)	5,122,912	11,647,587
Wharf Real Estate Investment Co. Ltd.	5,177,912	30,521,650
Wheelock & Co. Ltd.	3,532,000	21,878,689
Wynn Macau Ltd.	6,617,200	14,420,273
Yue Yuen Industrial Holdings Ltd.	3,098,500	8,736,855

		2,184,073,918

Ireland — 0.6%
AIB Group PLC	3,382,653	10,838,522
Bank of Ireland Group PLC	4,100,504	19,726,234
CRH PLC(b)	3,439,421	125,399,434
Flutter Entertainment PLC	333,020	34,411,475
Irish Bank Resolution Corp. Ltd.(b)(e)	3,570,811	40
Kerry Group PLC, Class A	672,584	81,339,970
Kingspan Group PLC	654,984	33,949,868
Smurfit Kappa Group PLC	965,356	32,202,299

		337,867,842

Israel — 0.6%
Azrieli Group Ltd.	180,726	13,925,476
Bank Hapoalim BM	4,896,381	39,173,271
Bank Leumi Le-Israel BM	6,345,493	46,210,597
Check Point Software Technologies Ltd.(a)(b)	516,903	58,105,066
CyberArk Software Ltd.(a)(b)	160,605	16,314,256
Elbit Systems Ltd.	96,607	15,833,617
Israel Chemicals Ltd.	2,980,585	13,238,398
Israel Discount Bank Ltd., Class A	5,020,557	22,940,207
Mizrahi Tefahot Bank Ltd.	573,626	14,228,523
Nice Ltd.(b)	265,075	41,917,893
Teva Pharmaceutical Industries Ltd., ADR(b)	4,594,786	37,447,506
Wix.com Ltd.(a)(b)	201,044	24,541,441

		343,876,251

Italy — 2.3%
Assicurazioni Generali SpA	4,645,566	94,197,905
Atlantia SpA	2,100,774	51,890,176
CNH Industrial NV	4,293,034	46,688,298
Davide Campari-Milano SpA	2,449,819	22,452,761
Enel SpA	34,519,206	267,268,921
Eni SpA	10,786,974	163,308,079
Ferrari NV	518,586	82,994,542
Fiat Chrysler Automobiles NV	4,599,939	71,477,445
FinecoBank Banca Fineco SpA	2,597,375	29,267,405
Intesa Sanpaolo SpA	63,107,899	158,132,692
Leonardo SpA	1,794,763	20,844,238
Mediobanca Banca di Credito Finanziario SpA	2,632,356	31,276,808
Moncler SpA	759,162	29,253,982
Pirelli & C SpA(c)	1,710,421	9,888,459

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Poste Italiane SpA(c)	2,203,236	$26,743,492
Prysmian SpA	1,028,532	23,764,359
Recordati SpA	440,878	18,528,584
Snam SpA	8,806,761	45,196,232
Telecom Italia SpA/Milano(b)	38,465,536	22,517,027
Telecom Italia SpA/Milano, NVS	25,393,436	14,697,708
Tenaris SA	1,992,385	20,125,281
Terna Rete Elettrica Nazionale SpA	5,976,499	39,499,363
UniCredit SpA	8,530,926	108,195,309

		1,398,209,066

Japan — 24.7%
ABC-Mart Inc.	138,900	9,533,676
Acom Co. Ltd.	1,753,370	7,087,764
Advantest Corp.	855,100	39,114,467
Aeon Co. Ltd.	2,762,500	55,835,183
AEON Financial Service Co. Ltd.	453,490	6,963,539
Aeon Mall Co. Ltd.	454,910	7,305,155
AGC Inc./Japan	769,400	27,258,702
Air Water Inc.	632,500	11,947,320
Aisin Seiki Co. Ltd.	681,200	27,473,586
Ajinomoto Co. Inc.	1,856,300	35,364,228
Alfresa Holdings Corp.	796,800	17,925,328
Alps Alpine Co. Ltd.	906,000	19,644,457
Amada Holdings Co. Ltd.	1,438,500	16,539,989
ANA Holdings Inc.	479,700	16,515,826
Aozora Bank Ltd.	501,800	12,955,218
Asahi Group Holdings Ltd.	1,546,300	77,669,016
Asahi Intecc Co. Ltd.	822,900	22,760,011
Asahi Kasei Corp.	5,340,300	59,847,125
Astellas Pharma Inc.	8,016,450	137,815,756
Bandai Namco Holdings Inc.	846,000	52,181,934
Bank of Kyoto Ltd. (The)	226,500	9,093,104
Benesse Holdings Inc.	302,300	8,129,005
Bridgestone Corp.	2,422,100	101,338,128
Brother Industries Ltd.	976,400	18,560,677
Calbee Inc.	326,100	10,919,772
Canon Inc.	4,242,100	116,230,518
Casio Computer Co. Ltd.	815,100	13,307,909
Central Japan Railway Co.	611,600	126,133,130
Chiba Bank Ltd. (The)	2,401,400	13,217,085
Chubu Electric Power Co. Inc.	2,727,100	41,005,514
Chugai Pharmaceutical Co. Ltd.	947,800	80,221,729
Chugoku Electric Power Co. Inc. (The)	1,169,000	15,582,341
Coca-Cola Bottlers Japan Holdings Inc.	524,900	11,978,431
Concordia Financial Group Ltd.	4,514,400	18,624,693
Credit Saison Co. Ltd.	624,600	9,117,236
CyberAgent Inc.	426,000	13,910,365
Dai Nippon Printing Co. Ltd.	1,057,000	28,433,060
Daicel Corp.	1,102,500	9,953,656
Daifuku Co. Ltd.	426,700	22,932,584
Dai-ichi Life Holdings Inc.	4,570,552	75,488,836
Daiichi Sankyo Co. Ltd.	2,417,195	159,648,234
Daikin Industries Ltd.	1,057,000	148,911,799
Daito Trust Construction Co. Ltd.	304,700	40,502,650
Daiwa House Industry Co. Ltd.	2,401,100	82,957,389
Daiwa House REIT Investment Corp.	7,979	23,212,576
Daiwa Securities Group Inc.	6,441,000	29,176,798
Denso Corp.	1,838,200	86,073,432
Dentsu Inc.	917,500	33,014,893
Disco Corp.	114,000	25,182,184

Security	Shares	Value

Japan (continued)
East Japan Railway Co.	1,296,400	$118,109,649
Eisai Co. Ltd.	1,069,200	78,005,461
Electric Power Development Co. Ltd.	604,000	14,716,581
FamilyMart Co. Ltd.	1,086,100	27,085,941
FANUC Corp.	823,400	164,520,050
Fast Retailing Co. Ltd.	247,600	153,569,030
Fuji Electric Co. Ltd.	542,400	17,410,185
FUJIFILM Holdings Corp.	1,522,600	67,323,695
Fujitsu Ltd.	832,400	74,080,944
Fukuoka Financial Group Inc.	727,400	14,197,438
GMO Payment Gateway Inc.(a)	176,800	13,067,222
Hakuhodo DY Holdings Inc.	972,820	14,650,118
Hamamatsu Photonics KK	604,000	23,633,689
Hankyu Hanshin Holdings Inc.	981,800	39,506,313
Hikari Tsushin Inc.	88,900	19,588,345
Hino Motors Ltd.	1,212,300	11,572,949
Hirose Electric Co. Ltd.	137,648	17,482,143
Hisamitsu Pharmaceutical Co. Inc.	226,100	10,603,830
Hitachi Chemical Co. Ltd.	441,500	14,641,113
Hitachi Construction Machinery Co. Ltd.	453,400	11,844,055
Hitachi High-Technologies Corp.	302,700	18,928,375
Hitachi Ltd.	4,099,700	154,309,970
Hitachi Metals Ltd.	905,100	11,453,465
Honda Motor Co. Ltd.	6,898,600	187,740,449
Hoshizaki Corp.	229,200	19,590,287
Hoya Corp.	1,616,200	143,567,537
Hulic Co. Ltd.	1,287,100	14,061,006
Idemitsu Kosan Co. Ltd.	839,583	24,891,203
IHI Corp.	609,500	15,228,338
Iida Group Holdings Co. Ltd.	618,080	10,359,937
Inpex Corp.	4,336,643	40,456,079
Isetan Mitsukoshi Holdings Ltd.	1,424,200	11,435,231
Isuzu Motors Ltd.	2,325,100	27,261,128
ITOCHU Corp.	5,700,600	119,754,522
Itochu Techno-Solutions Corp.	410,500	11,099,315
J Front Retailing Co. Ltd.	969,300	12,418,302
Japan Airlines Co. Ltd.	482,200	15,049,654
Japan Airport Terminal Co. Ltd.	221,100	11,023,810
Japan Exchange Group Inc.	2,149,200	35,765,328
Japan Post Bank Co. Ltd.	1,711,600	17,131,041
Japan Post Holdings Co. Ltd.	6,736,200	62,062,395
Japan Prime Realty Investment Corp.	3,328	15,977,355
Japan Real Estate Investment Corp.	5,536	37,741,381
Japan Retail Fund Investment Corp.	11,093	25,858,526
Japan Tobacco Inc.	5,077,300	115,349,418
JFE Holdings Inc.	2,073,475	26,219,327
JGC Holdings Corp.	901,900	13,223,362
JSR Corp.	813,600	15,420,808
JTEKT Corp.	901,300	11,622,147
JXTG Holdings Inc.	13,604,350	64,104,860
Kajima Corp.	1,900,300	26,297,107
Kakaku.com Inc.	574,800	13,414,924
Kamigumi Co. Ltd.	453,400	10,292,249
Kaneka Corp.	209,700	7,051,103
Kansai Electric Power Co. Inc. (The)	2,980,700	34,865,133
Kansai Paint Co. Ltd.	755,000	18,332,871
Kao Corp.	2,067,200	167,204,078
Kawasaki Heavy Industries Ltd.	590,900	14,337,271
KDDI Corp.	7,515,100	208,480,504
Keihan Holdings Co. Ltd.	411,900	19,508,145

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keikyu Corp.	931,900	$18,671,619
Keio Corp.	433,600	26,913,242
Keisei Electric Railway Co. Ltd.	543,400	22,343,213
Keyence Corp.	387,046	246,394,762
Kikkoman Corp.	616,900	29,844,938
Kintetsu Group Holdings Co. Ltd.	723,500	39,553,073
Kirin Holdings Co. Ltd.	3,488,500	74,381,319
Kobayashi Pharmaceutical Co. Ltd.	215,700	17,339,004
Kobe Steel Ltd.	1,249,900	6,798,402
Koito Manufacturing Co. Ltd.	459,700	24,323,426
Komatsu Ltd.	3,920,100	92,794,375
Konami Holdings Corp.	391,200	17,261,218
Konica Minolta Inc.	1,921,000	14,198,039
Kose Corp.	141,200	25,208,455
Kubota Corp.	4,440,700	71,146,500
Kuraray Co. Ltd.	1,345,100	16,150,407
Kurita Water Industries Ltd.	424,600	12,332,862
Kyocera Corp.	1,359,100	89,789,484
Kyowa Kirin Co. Ltd.	1,023,700	18,901,117
Kyushu Electric Power Co. Inc.	1,597,000	15,984,034
Kyushu Railway Co.	684,100	22,654,623
Lawson Inc.	213,500	11,810,092
LINE Corp.(a)(b)	251,700	9,289,885
Lion Corp.	952,200	20,029,627
LIXIL Group Corp.	1,101,880	20,650,376
M3 Inc.	1,871,700	45,084,934
Makita Corp.	947,000	32,280,607
Marubeni Corp.	6,615,500	46,863,234
Marui Group Co. Ltd.	804,200	17,980,217
Maruichi Steel Tube Ltd.	237,800	6,555,145
Mazda Motor Corp.	2,408,500	22,390,662
McDonald’s Holdings Co. Japan Ltd.	279,800	14,054,059
Mebuki Financial Group Inc.	3,696,490	9,471,604
Medipal Holdings Corp.	774,400	17,779,574
MEIJI Holdings Co. Ltd.	485,304	35,105,474
Mercari Inc.(a)(b)	323,700	7,339,056
MINEBEA MITSUMI Inc.	1,554,700	29,913,288
MISUMI Group Inc.	1,200,100	30,461,814
Mitsubishi Chemical Holdings Corp.	5,414,500	41,601,070
Mitsubishi Corp.	5,731,100	146,531,246
Mitsubishi Electric Corp.	7,736,900	111,396,187
Mitsubishi Estate Co. Ltd.	5,014,500	97,757,354
Mitsubishi Gas Chemical Co. Inc.	740,800	10,573,557
Mitsubishi Heavy Industries Ltd.	1,359,000	55,338,032
Mitsubishi Materials Corp.	460,300	13,327,219
Mitsubishi Motors Corp.	2,802,000	12,907,784
Mitsubishi Tanabe Pharma Corp.	942,000	11,345,303
Mitsubishi UFJ Financial Group Inc.	52,154,480	274,895,913
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,810,300	11,202,911
Mitsui & Co. Ltd.	7,003,100	120,977,654
Mitsui Chemicals Inc.	779,600	18,771,554
Mitsui Fudosan Co. Ltd.	3,776,400	97,147,851
Mitsui OSK Lines Ltd.	486,600	13,395,510
Mizuho Financial Group Inc.	102,066,760	159,371,621
MonotaRO Co. Ltd.(a)	518,100	15,839,420
MS&AD Insurance Group Holdings Inc.	2,007,388	65,158,175
Murata Manufacturing Co. Ltd.	2,436,300	132,131,048
Nabtesco Corp.	478,100	15,478,933
Nagoya Railroad Co. Ltd.	768,400	24,522,270
NEC Corp.	1,097,400	43,650,340

Security	Shares	Value

Japan (continued)
Nexon Co. Ltd.(b)	2,138,400	$24,824,865
NGK Insulators Ltd.	1,144,200	17,717,874
NGK Spark Plug Co. Ltd.	663,500	13,606,952
NH Foods Ltd.	365,000	15,345,497
Nidec Corp.(a)	946,600	140,845,114
Nikon Corp.	1,358,800	17,471,273
Nintendo Co. Ltd.	480,100	171,513,454
Nippon Building Fund Inc.	5,649	42,848,897
Nippon Electric Glass Co. Ltd.	335,500	7,631,419
Nippon Express Co. Ltd.	338,800	19,462,079
Nippon Paint Holdings Co. Ltd.	619,400	34,091,208
Nippon Prologis REIT Inc.	8,407	23,485,630
Nippon Steel Corp.	3,417,335	50,309,316
Nippon Telegraph & Telephone Corp.	2,741,100	136,313,340
Nippon Yusen KK	650,000	11,802,877
Nissan Chemical Corp.	531,700	22,034,281
Nissan Motor Co. Ltd.	9,908,800	63,189,739
Nisshin Seifun Group Inc.	832,297	16,552,782
Nissin Foods Holdings Co. Ltd.	271,000	20,555,941
Nitori Holdings Co. Ltd.	346,300	52,887,591
Nitto Denko Corp.	662,100	36,992,591
Nomura Holdings Inc.	14,239,500	65,240,501
Nomura Real Estate Holdings Inc.	528,600	12,586,064
Nomura Real Estate Master Fund Inc.	17,370	33,179,825
Nomura Research Institute Ltd.	1,433,071	30,635,281
NSK Ltd.	1,505,200	14,146,276
NTT Data Corp.	2,669,955	35,367,241
NTT DOCOMO Inc.	5,658,617	155,722,544
Obayashi Corp.	2,751,100	28,502,215
Obic Co. Ltd.	277,000	34,975,718
Odakyu Electric Railway Co. Ltd.	1,246,000	30,462,772
Oji Holdings Corp.	3,607,400	18,853,716
Olympus Corp.	4,992,400	68,347,921
Omron Corp.	821,000	48,604,597
Ono Pharmaceutical Co. Ltd.	1,599,600	30,288,897
Oracle Corp. Japan	162,900	14,435,799
Oriental Land Co. Ltd./Japan	849,000	124,752,463
ORIX Corp.	5,614,500	88,628,132
Osaka Gas Co. Ltd.	1,585,300	31,132,620
Otsuka Corp.	434,700	17,652,588
Otsuka Holdings Co. Ltd.	1,660,500	69,703,982
Pan Pacific International Holdings Corp.	1,874,600	29,600,316
Panasonic Corp.	9,358,668	79,376,187
Park24 Co. Ltd.	493,000	11,670,015
PeptiDream Inc.(b)	397,300	20,066,213
Persol Holdings Co. Ltd.	755,900	14,613,857
Pigeon Corp.	487,500	23,990,565
Pola Orbis Holdings Inc.	396,000	9,018,565
Rakuten Inc.	3,639,600	34,946,624
Recruit Holdings Co. Ltd.	5,745,600	191,918,612
Renesas Electronics Corp.(b)	3,155,600	21,600,703
Resona Holdings Inc.	8,817,200	38,749,842
Ricoh Co. Ltd.	2,826,000	25,357,014
Rinnai Corp.	151,100	11,167,744
Rohm Co. Ltd.	396,700	31,778,567
Ryohin Keikaku Co. Ltd.	1,002,800	22,494,704
Sankyo Co. Ltd.	191,200	6,712,030
Santen Pharmaceutical Co. Ltd.	1,550,900	27,616,507
SBI Holdings Inc./Japan	1,001,980	21,966,538
Secom Co. Ltd.	890,000	82,862,495

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sega Sammy Holdings Inc.	754,138	$10,659,293
Seibu Holdings Inc.	863,900	15,287,366
Seiko Epson Corp.	1,208,500	17,193,220
Sekisui Chemical Co. Ltd.	1,583,500	27,816,165
Sekisui House Ltd.	2,634,200	57,067,632
Seven & i Holdings Co. Ltd.	3,220,480	122,140,216
Seven Bank Ltd.	2,607,000	7,596,365
SG Holdings Co. Ltd.	619,900	15,419,371
Sharp Corp./Japan(a)	871,800	10,153,057
Shimadzu Corp.	956,500	25,818,112
Shimamura Co. Ltd.	90,700	7,727,182
Shimano Inc.	314,000	52,572,961
Shimizu Corp.	2,532,300	23,752,391
Shin-Etsu Chemical Co. Ltd.	1,541,900	173,437,898
Shinsei Bank Ltd.	824,500	12,980,889
Shionogi & Co. Ltd.	1,137,900	68,607,670
Shiseido Co. Ltd.	1,691,400	140,312,430
Shizuoka Bank Ltd. (The)	1,938,200	14,916,816
Showa Denko KK	567,500	16,142,292
SMC Corp./Japan	243,000	106,074,372
Softbank Corp.	7,091,000	97,406,549
SoftBank Group Corp.	7,002,100	271,391,693
Sohgo Security Services Co. Ltd.	312,100	17,062,217
Sompo Holdings Inc.	1,423,650	56,284,909
Sony Corp.	5,388,000	330,192,868
Sony Financial Holdings Inc.	643,900	13,931,660
Stanley Electric Co. Ltd.	552,700	15,491,245
Subaru Corp.	2,610,200	75,404,973
SUMCO Corp.	1,066,200	17,959,856
Sumitomo Chemical Co. Ltd.	6,273,100	28,955,894
Sumitomo Corp.	5,043,100	82,243,979
Sumitomo Dainippon Pharma Co. Ltd.	679,800	11,960,405
Sumitomo Electric Industries Ltd.	3,195,700	44,238,149
Sumitomo Heavy Industries Ltd.	469,400	14,741,344
Sumitomo Metal Mining Co. Ltd.	986,400	33,359,034
Sumitomo Mitsui Financial Group Inc.	5,638,400	202,367,994
Sumitomo Mitsui Trust Holdings Inc.	1,403,960	51,636,325
Sumitomo Realty & Development Co. Ltd.	1,414,300	51,584,893
Sumitomo Rubber Industries Ltd.	693,400	9,255,596
Sundrug Co. Ltd.	302,000	10,042,921
Suntory Beverage & Food Ltd.	583,200	24,923,769
Suzuken Co. Ltd./Aichi Japan	302,224	16,214,784
Suzuki Motor Corp.	1,562,800	74,262,093
Sysmex Corp.	706,900	46,341,985
T&D Holdings Inc.	2,354,800	26,574,682
Taiheiyo Cement Corp.	511,700	14,578,752
Taisei Corp.	851,200	33,857,453
Taisho Pharmaceutical Holdings Co. Ltd.	151,400	10,881,809
Taiyo Nippon Sanso Corp.	546,200	12,893,968
Takeda Pharmaceutical Co. Ltd.	6,303,710	229,045,584
TDK Corp.	548,400	54,938,920
Teijin Ltd.	751,200	15,162,281
Terumo Corp.	2,732,700	89,737,616
THK Co. Ltd.	511,300	14,922,080
Tobu Railway Co. Ltd.	830,000	27,831,738
Toho Co. Ltd./Tokyo	480,600	19,427,612
Toho Gas Co. Ltd.	302,400	11,818,510
Tohoku Electric Power Co. Inc.	1,806,100	18,611,493
Tokio Marine Holdings Inc.	2,747,300	149,124,984
Tokyo Century Corp.	167,900	7,827,723

Security	Shares	Value

Japan (continued)
Tokyo Electric Power Co. Holdings Inc.(b)	6,545,300	$30,393,974
Tokyo Electron Ltd.	667,600	136,323,667
Tokyo Gas Co. Ltd.	1,653,100	40,461,612
Tokyu Corp.	2,110,500	40,041,030
Tokyu Fudosan Holdings Corp.	2,583,400	17,229,836
Toppan Printing Co. Ltd.	1,187,400	22,088,353
Toray Industries Inc.	5,864,800	41,811,215
Toshiba Corp.	2,191,400	75,104,176
Tosoh Corp.	1,091,900	15,130,347
TOTO Ltd.	607,800	25,047,398
Toyo Seikan Group Holdings Ltd.	621,600	9,930,190
Toyo Suisan Kaisha Ltd.	377,600	15,927,626
Toyoda Gosei Co. Ltd.	275,100	6,504,376
Toyota Industries Corp.	631,300	38,308,385
Toyota Motor Corp.	9,694,064	676,311,278
Toyota Tsusho Corp.	907,200	31,637,242
Trend Micro Inc./Japan	547,400	27,849,776
Tsuruha Holdings Inc.	151,200	17,105,370
Unicharm Corp.	1,733,100	59,140,705
United Urban Investment Corp.	12,257	24,716,951
USS Co. Ltd.	906,780	17,665,036
Welcia Holdings Co. Ltd.	201,100	11,626,428
West Japan Railway Co.	690,900	60,184,129
Yakult Honsha Co. Ltd.	522,600	30,068,655
Yamada Denki Co. Ltd.	2,714,750	13,133,659
Yamaha Corp.	604,000	28,326,904
Yamaha Motor Co. Ltd.	1,172,700	23,214,264
Yamato Holdings Co. Ltd.	1,300,000	21,934,231
Yamazaki Baking Co. Ltd.	513,400	8,766,814
Yaskawa Electric Corp.	1,017,000	39,323,436
Yokogawa Electric Corp.	964,500	17,816,997
Yokohama Rubber Co. Ltd. (The)	533,900	12,035,653
Z Holdings Corp.	11,936,722	36,879,563
ZOZO Inc.(a)	860,500	20,146,390

		15,073,018,086

Malta — 0.0%
BGP Holdings PLC(b)(e)	33,026,812	369

Netherlands — 3.9%
ABN AMRO Bank NV, CVA(c)	1,798,318	33,485,055
Adyen NV(b)(c)	44,026	30,914,638
Aegon NV	7,543,947	32,622,000
AerCap Holdings NV(a)(b)	533,228	30,863,237
Akzo Nobel NV	966,609	89,021,745
ArcelorMittal	2,816,324	41,569,103
ASML Holding NV	1,806,566	473,641,651
EXOR NV	456,884	35,028,157
Heineken Holding NV	488,180	46,512,110
Heineken NV	1,100,091	112,250,427
ING Groep NV	16,536,869	186,855,192
Koninklijke Ahold Delhaize NV	5,017,987	124,982,495
Koninklijke DSM NV	769,997	91,273,807
Koninklijke KPN NV	15,104,940	46,848,101
Koninklijke Philips NV	3,926,719	172,035,834
Koninklijke Vopak NV	297,462	16,324,373
NN Group NV	1,297,883	49,477,610
NXP Semiconductors NV	1,210,005	137,553,369
Prosus NV(b)	2,068,585	142,692,389
Randstad NV	501,596	27,778,835
Unilever NV	6,185,941	365,426,408

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	1,187,163	$87,440,788

		2,374,597,324

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	3,095,662	25,808,218
Auckland International Airport Ltd.	4,120,300	24,573,834
Fisher & Paykel Healthcare Corp. Ltd.	2,452,428	30,118,003
Fletcher Building Ltd.	3,602,042	10,579,750
Meridian Energy Ltd.	5,463,012	16,115,772
Ryman Healthcare Ltd.	1,704,559	14,112,352
Spark New Zealand Ltd.	7,747,795	22,259,595

		143,567,524

Norway — 0.6%
Aker BP ASA	468,065	12,944,027
DNB ASA	4,081,263	74,279,947
Equinor ASA	4,251,844	78,773,871
Gjensidige Forsikring ASA	850,342	15,920,990
Mowi ASA	1,851,034	45,201,261
Norsk Hydro ASA	5,738,261	20,281,289
Orkla ASA	3,222,393	31,005,337
Schibsted ASA, Class B	419,220	11,725,667
Telenor ASA	3,119,277	58,487,293
Yara International ASA	755,370	29,445,707

		378,065,389

Portugal — 0.2%
EDP — Energias de Portugal SA	10,806,520	44,487,748
Galp Energia SGPS SA	2,138,903	34,075,912
Jeronimo Martins SGPS SA	1,073,091	18,011,792

		96,575,452

Singapore — 1.3%
Ascendas REIT	10,472,556	24,393,257
CapitaLand Commercial Trust	10,874,852	16,380,798
CapitaLand Ltd.	10,905,900	28,848,407
CapitaLand Mall Trust	10,979,200	20,490,957
City Developments Ltd.	1,929,600	15,298,419
ComfortDelGro Corp. Ltd.	9,217,400	15,577,369
DBS Group Holdings Ltd.	7,610,200	145,387,560
Genting Singapore Ltd.	25,988,700	17,950,239
Golden Agri-Resources Ltd.(a)	27,918,194	4,205,320
Jardine Cycle & Carriage Ltd.	415,654	9,993,166
Keppel Corp. Ltd.(a)	6,109,500	30,795,525
Oversea-Chinese Banking Corp. Ltd.	13,549,798	109,119,208
SATS Ltd.	2,857,600	10,603,534
Sembcorp Industries Ltd.(a)	4,047,800	6,811,023
Singapore Airlines Ltd.	2,272,700	15,714,102
Singapore Exchange Ltd.	3,650,100	23,977,291
Singapore Press Holdings Ltd.(a)	6,794,750	11,083,688
Singapore Technologies Engineering Ltd.	6,579,900	19,290,790
Singapore Telecommunications Ltd.	34,652,185	84,023,815
Suntec REIT	8,003,800	10,938,732
United Overseas Bank Ltd.	5,349,300	105,457,011
UOL Group Ltd.	1,991,400	11,413,292
Venture Corp. Ltd.	1,149,400	13,369,339
Wilmar International Ltd.	8,124,100	22,385,374
Yangzijiang Shipbuilding Holdings Ltd.(a)	10,442,100	7,327,386

		780,835,602

Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	1,111,125	45,110,035
Aena SME SA(c)	285,519	52,399,737
Amadeus IT Group SA	1,860,412	137,693,294

Security	Shares	Value

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	28,268,880	$148,954,881
Banco de Sabadell SA	23,591,574	25,893,570
Banco Santander SA	71,332,815	286,019,490
Bankia SA	5,141,903	9,798,057
Bankinter SA	2,850,606	19,717,737
CaixaBank SA	15,205,474	43,512,649
Cellnex Telecom SA(c)	818,461	35,301,083
Cellnex Telecom SA(b)	237,609	10,248,326
Enagas SA	1,005,788	24,899,576
Endesa SA	1,348,054	36,696,556
Ferrovial SA	2,059,918	60,809,014
Grifols SA	1,257,636	40,521,017
Iberdrola SA	25,485,691	261,812,221
Industria de Diseno Textil SA	4,624,594	144,206,095
Mapfre SA	4,590,224	12,802,715
Naturgy Energy Group SA	1,265,553	34,464,843
Red Electrica Corp. SA	1,837,143	36,995,454
Repsol SA	6,167,173	101,142,028
Siemens Gamesa Renewable Energy SA(a)	1,016,174	13,972,792
Telefonica SA	19,832,610	152,118,056

		1,735,089,226

Sweden — 2.5%
Alfa Laval AB	1,325,733	30,699,795
Assa Abloy AB, Class B	4,253,912	101,112,260
Atlas Copco AB, Class A	2,850,017	100,904,144
Atlas Copco AB, Class B	1,653,618	51,337,113
Boliden AB	1,152,730	31,066,745
Electrolux AB, Series B	949,634	24,986,996
Epiroc AB, Class A	2,791,639	31,467,984
Epiroc AB, Class B	1,640,981	17,884,331
Essity AB, Class B	2,574,176	80,503,952
Hennes & Mauritz AB, Class B	3,410,227	71,412,900
Hexagon AB, Class B	1,101,338	56,345,505
Husqvarna AB, Class B	1,756,520	13,466,112
ICA Gruppen AB	387,581	17,177,905
Industrivarden AB, Class C	710,101	15,397,081
Investor AB, Class B	1,933,147	99,222,693
Kinnevik AB, Class B	1,019,604	27,928,702
L E Lundbergforetagen AB, Class B	323,761	12,212,070
Lundin Petroleum AB	788,778	26,100,747
Millicom International Cellular SA, SDR	281,808	12,870,216
Sandvik AB	4,791,771	84,726,258
Securitas AB, Class B	1,318,834	21,135,731
Skandinaviska Enskilda Banken AB, Class A	6,898,150	66,244,236
Skanska AB, Class B	1,440,764	30,731,553
SKF AB, Class B	1,626,226	29,463,246
Svenska Handelsbanken AB, Class A	6,500,793	65,221,827
Swedbank AB, Class A	3,837,982	53,799,391
Swedish Match AB	745,366	35,062,212
Tele2 AB, Class B	2,115,341	30,310,747
Telefonaktiebolaget LM Ericsson, Class B	13,039,736	114,178,729
Telia Co. AB	11,612,873	51,167,854
Volvo AB, Class B	6,303,777	94,481,737

		1,498,620,772

Switzerland — 9.2%
ABB Ltd., Registered	7,821,671	164,003,418
Adecco Group AG, Registered	671,626	39,804,093
Alcon Inc.(b)	1,762,360	104,053,807
Baloise Holding AG, Registered	206,740	38,173,831

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Barry Callebaut AG, Registered	9,331	$19,669,096
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4,586	34,066,765
Chocoladefabriken Lindt & Spruengli AG, Registered	433	35,456,195
Cie. Financiere Richemont SA, Registered	2,215,451	174,227,512
Clariant AG, Registered	836,275	17,128,065
Coca-Cola HBC AG	847,184	25,762,002
Credit Suisse Group AG, Registered	10,904,336	135,150,777
Dufry AG, Registered	180,970	15,695,376
EMS-Chemie Holding AG, Registered	34,743	21,724,278
Geberit AG, Registered	157,219	79,760,660
Givaudan SA, Registered	39,189	115,055,012
Julius Baer Group Ltd.	946,704	41,753,796
Kuehne + Nagel International AG, Registered	230,265	37,185,435
LafargeHolcim Ltd., Registered	2,058,106	106,122,557
Lonza Group AG, Registered	316,057	113,706,851
Nestle SA, Registered	12,999,859	1,387,529,921
Novartis AG, Registered	9,117,594	795,473,694
Pargesa Holding SA, Bearer	164,122	12,956,781
Partners Group Holding AG	78,882	61,490,787
Roche Holding AG, NVS	2,981,788	896,878,316
Schindler Holding AG, Participation Certificates, NVS .	172,511	42,168,384
Schindler Holding AG, Registered	85,406	20,184,119
SGS SA, Registered	22,659	58,969,660
Sika AG, Registered	541,568	93,028,402
Sonova Holding AG, Registered	235,322	53,896,906
Straumann Holding AG, Registered	43,508	38,792,337
Swatch Group AG (The), Bearer	123,867	34,269,765
Swatch Group AG (The), Registered	235,965	12,638,206
Swiss Life Holding AG, Registered	145,248	72,598,240
Swiss Prime Site AG, Registered	324,940	33,457,212
Swiss Re AG	1,291,954	135,250,923
Swisscom AG, Registered	109,759	56,061,349
Temenos AG, Registered	276,168	39,392,598
UBS Group AG, Registered	16,399,202	193,449,923
Vifor Pharma AG	193,109	30,343,603
Zurich Insurance Group AG	641,708	250,700,212

		5,638,030,864

United Kingdom — 15.8%
3i Group PLC	4,125,944	60,223,562
Admiral Group PLC	797,084	20,855,435
Anglo American PLC	4,468,120	114,571,034
Antofagasta PLC	1,688,812	18,951,107
Ashtead Group PLC	2,004,410	60,900,192
Associated British Foods PLC	1,510,687	43,514,466
AstraZeneca PLC	5,567,315	540,379,631
Auto Trader Group PLC(c)	3,947,079	28,714,461
Aviva PLC	16,622,835	89,309,251
BAE Systems PLC	13,592,436	101,345,521
Barclays PLC	73,173,361	158,883,563
Barratt Developments PLC	4,300,937	35,128,862
Berkeley Group Holdings PLC	517,621	29,477,949
BP PLC	86,350,553	546,731,818
British American Tobacco PLC	9,726,618	340,080,096
British Land Co. PLC (The)	3,825,480	30,720,743
BT Group PLC	35,765,562	94,736,406
Bunzl PLC	1,426,639	37,069,080
Burberry Group PLC	1,744,511	46,141,171
Carnival PLC	694,630	27,792,463
Centrica PLC	24,446,458	22,953,411

Security	Shares	Value

United Kingdom (continued)
Coca-Cola European Partners PLC	1,004,906	$53,772,520
Compass Group PLC	6,725,650	178,933,388
Croda International PLC	544,930	33,959,494
DCC PLC	416,656	39,013,077
Diageo PLC	10,084,627	412,951,407
Direct Line Insurance Group PLC	5,900,920	20,776,973
easyJet PLC	677,892	10,859,633
Evraz PLC	2,170,628	10,313,880
Experian PLC	3,859,129	121,247,276
Ferguson PLC	985,045	83,948,281
Fresnillo PLC	948,755	8,716,586
G4S PLC	6,644,751	17,781,290
GlaxoSmithKline PLC	21,169,043	484,467,732
Glencore PLC	46,595,918	140,276,506
GVC Holdings PLC	2,462,627	28,361,073
Halma PLC	1,603,726	38,879,250
Hargreaves Lansdown PLC	1,204,993	27,630,087
HSBC Holdings PLC	85,889,305	647,950,238
Imperial Brands PLC	4,056,982	88,846,456
Informa PLC	5,308,194	53,233,191
InterContinental Hotels Group PLC	733,949	44,257,391
Intertek Group PLC	684,560	47,409,092
Investec PLC	2,802,606	15,869,870
ITV PLC	15,515,009	26,852,198
J Sainsbury PLC	7,543,080	19,863,105
John Wood Group PLC	2,924,884	12,803,970
Johnson Matthey PLC	820,683	32,602,269
Kingfisher PLC	8,913,693	23,899,094
Land Securities Group PLC	2,986,924	36,331,727
Legal & General Group PLC	25,276,522	86,250,467
Lloyds Banking Group PLC	302,555,518	222,375,749
London Stock Exchange Group PLC	1,335,265	120,153,427
M&G PLC(b)	10,836,531	29,980,025
Marks & Spencer Group PLC	8,228,365	19,325,209
Meggitt PLC	3,326,831	26,879,900
Melrose Industries PLC	20,601,167	56,807,972
Merlin Entertainments PLC(c)	3,019,417	17,757,875
Micro Focus International PLC	1,446,883	19,846,014
Mondi PLC	2,058,847	42,559,739
National Grid PLC	14,460,379	168,648,723
Next PLC	583,422	49,690,651
NMC Health PLC(a)	395,400	11,169,260
Ocado Group PLC(b)	1,920,127	33,020,903
Pearson PLC	3,313,536	29,250,778
Persimmon PLC	1,341,638	39,530,508
Prudential PLC	10,836,531	189,092,907
Reckitt Benckiser Group PLC	3,000,123	231,531,831
RELX PLC	8,279,827	199,067,784
Rentokil Initial PLC	7,812,029	45,944,311
Rio Tinto PLC	4,833,781	251,072,039
Rolls-Royce Holdings PLC	7,274,914	66,743,367
Royal Bank of Scotland Group PLC	20,436,737	56,248,773
Royal Dutch Shell PLC, Class A	18,477,913	533,919,339
Royal Dutch Shell PLC, Class B	15,896,442	456,242,231
RSA Insurance Group PLC	4,412,548	29,816,751
Sage Group PLC (The)	4,604,004	42,882,643
Schroders PLC	525,039	21,027,432
Segro PLC	4,639,923	50,686,247
Severn Trent PLC	1,012,492	29,544,195
Smith & Nephew PLC	3,710,009	79,332,372

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Smiths Group PLC	1,678,978	$35,054,840
Spirax-Sarco Engineering PLC	310,959	31,888,670
SSE PLC	4,386,690	72,856,252
St. James’s Place PLC	2,236,597	30,128,151
Standard Chartered PLC	11,928,139	108,199,367
Standard Life Aberdeen PLC	10,523,890	41,330,343
Taylor Wimpey PLC	13,850,016	29,660,761
Tesco PLC	41,528,772	126,392,242
Unilever PLC	4,710,343	281,749,701
United Utilities Group PLC	2,880,534	32,435,911
Vodafone Group PLC	113,418,282	231,005,225
Weir Group PLC (The)	1,098,295	19,136,362
Whitbread PLC	566,106	29,748,478
Wm Morrison Supermarkets PLC	10,023,085	25,790,575
WPP PLC	5,350,684	66,689,857

		9,628,753,433

Total Common Stocks — 98.8% (Cost: $57,393,763,372)		60,277,356,613

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	238,212	14,683,315
Fuchs Petrolub SE, Preference Shares, NVS	292,367	12,486,148
Henkel AG & Co. KGaA, Preference Shares, NVS	756,152	78,606,779
Porsche Automobil Holding SE, Preference Shares, NVS	648,817	47,774,302
Sartorius AG, Preference Shares, NVS	150,644	29,277,108
Volkswagen AG, Preference Shares, NVS	787,652	150,001,669

		332,829,321

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares(b)	334,646,044	433,032

Total Preferred Stocks — 0.5% (Cost: $324,740,694)		333,262,353

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(f)(g)(h)	418,023,969	$418,232,981
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(f)(g)	15,479,000	15,479,000

		433,711,981

Total Short-Term Investments — 0.7% (Cost: $433,623,327)		433,711,981

Total Investments in Securities — 100.0% (Cost: $58,152,127,393)		61,044,330,947

Other Assets, Less Liabilities — (0.0)%		(6,734,333)

Net Assets — 100.0%		$61,037,596,614

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	366,972,686	51,051,283	418,023,969	$418,232,981	$1,252,494	(a)	$(4,224)	$(6,662)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,711,000	(232,000)	15,479,000	15,479,000	49,341		—	—

				$433,711,981	$1,301,835		$(4,224)	$(6,662)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	359	12/19/19	$41,051	$(241,515)
Euro STOXX 50 Index	4,023	12/20/19	161,981	4,235,531
FTSE 100 Index	967	12/20/19	90,669	(948,954)
TOPIX Index	704	12/12/19	108,656	6,810,131

				$9,855,193

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$60,277,356,204	$—	$409	$60,277,356,613
Preferred Stocks	333,262,353	—	—	333,262,353
Money Market Funds	433,711,981	—	—	433,711,981

	$61,044,330,538	$—	$409	$61,044,330,947

Derivative financial instruments(a)
Assets
Futures Contracts	$11,045,662	$—	$—	$11,045,662
Liabilities
Futures Contracts	(1,190,469)	—	—	(1,190,469)

	$9,855,193	$—	$—	$9,855,193

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt